575 Madison Avenue
New York, NY 10022
212.940.8800 tel
212.940.8776 fax

Peter J. Shea
peter.shea@kattenlaw.com
212 940-6447 direct
212 894-5724 fax
January 31, 2011
VIA EDGAR
Securities and Exchange Commission
Washington, D.C. 20549

Re:	Form N-1A Filing for Next ETFs Trust Registration No.: 811-22524
Dear Sir or Madam:
          On behalf of our client, Next ETFs Trust (the “Trust”), filed with this correspondence is a registration statement on Form N-1A concerning the registration of the Trust and the shares of MAXISSM Nikkei 225 Index Fund, which is a series of the Trust (the “Fund”), under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”).
          Prior to this registration, the Trust filed a related notification of registration on Form N-8A pursuant to the 1940 Act. Additionally, the Trust and its adviser, NEXT ETF’s LLC, have submitted to the Securities and Exchange Commission an application for exemptive relief under certain sections of and rules under the 1940 Act relating to the Fund functioning as an exchange-traded fund. Finally, NEXT ETF’s LLC is presently preparing its registration on Form ADV to become a registered investment adviser under the Investment Advisers Act of 1940, which registration will be effective before the Fund commences operations.
          Please do not hesitate to contact me at (212) 940-6447, or in my absence, Gregory E. Xethalis at (212) 940-8587 if you have any questions or comments with respect to the enclosed filing.
Very truly yours,
/s/ Peter J. Shea
Peter J. Shea

Cc (w/enclosures):	Mr. Mark Criscitello Ms. Kathleen H. Moriarty, Esq. Mr. Gregory E. Xethalis, Esq.